restructuring and other costs	6 Months Ended
Jun. 30, 2023
restructuring and other costs
restructuring and other costs
16	restructuring and other costs
(a)	Details of restructuring and other costs

With the objective of reducing ongoing costs, we incur associated incremental non-recurring restructuring costs, as discussed further in (b) following. We may also incur atypical charges when undertaking major or transformational changes to our business or operating models or post-acquisition business integration. In other costs, we include incremental atypical external costs incurred in connection with business acquisition or disposition activity; significant litigation costs in respect of losses or settlements; and adverse retrospective regulatory decisions.

Restructuring and other costs are presented in the Consolidated statements of income and other comprehensive income, as set out in the following table:

	Restructuring [1] (b)		Other (c)		Total
Periods ended June 30 (millions)	2023	2022	2023	2022	2023	2022
THREE-MONTH
Goods and services purchased	$9	$11	$4	$5	$13	$16
Employee benefits expense	95	13	7	—	102	13
	$104	$24	$11	$5	$115	$29
SIX-MONTH
Goods and services purchased	$51	$37	$6	$8	$57	$45
Employee benefits expense	143	23	74	—	217	23
	$194	$60	$80	$8	$274	$68

1	For the three-month and six-month periods ended June 30, 2023, excludes real estate rationalization-related restructuring impairments of property, plant and equipment of $NIL (2022 – $NIL) and $52 (2022 – $1), respectively, which are included in depreciation.

(b)	Restructuring provisions

Employee-related provisions and other provisions, as presented in Note 25, include amounts in respect of restructuring activities. In 2023, restructuring activities included ongoing and incremental efficiency initiatives, some of which involved personnel-related costs and rationalization of real estate. These initiatives were intended to improve our long-term operating productivity and competitiveness.

(c)	Other

During the three-month and six-month periods ended June 30, 2023, incremental external costs were incurred in connection with business acquisition and collective bargaining activities. In connection with business acquisitions, non-recurring atypical business integration expenditures that would be considered neither restructuring costs nor part of the fair value of the net assets acquired have been included in other costs. Employee benefits expense is in respect of lump sum payments to substantially all of our existing unionized members of Telecommunications Workers Union, United Steelworkers Local 1944 (TWU), for the ratification of the new collective agreement between the TWU and ourselves, as discussed in Note 29(b).